Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000166436 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166436 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166436 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166436 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166436 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166436 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166436 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166436 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166436 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166436 | Visa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000166436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000166436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166436 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166438 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166438 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166438 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166438 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166438 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166438 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166438 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166438 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166438 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166438 | Visa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000166438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000166438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166438 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%